Subsequent events after the Statement of Financial Position date	6 Months Ended
Jun. 30, 2021
Events After Reporting Period [Abstract]
Subsequent events after the Statement of Financial Position date	Subsequent events after the Statement of Financial Position datePlease see Note 12 for details of refinancing activities that have occurred subsequent to the date of these interim financial statements. This includes the issuance of additional senior secured notes as well as changes to cross currency interest rate swaps.On August 5, 2021, the Company announced that its Board of Directors authorized a share repurchase program to purchase up to an aggregate of $500 million of the Company’s ordinary shares. Acquisitions pursuant to the share repurchase program may be made from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions, at the Company's discretion, as permitted by securities laws and other legal requirements.